Note 13 - Lease Liabilities and Other Loans	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
NOTE 13.	LEASE LIABILITIES AND OTHER LOANS

The terms, including interest rates and maturities, and the total carrying amount of lease liabilities and interest-bearing loans are presented below.

[US$ thousands]							As of December 31,
Lease liabilities and interest-bearing loans	Interest rate			Maturity			2018	2019
Lease liabilities							229	12,003
Interest-bearing loans (1)	2%	-	9%	January 2020	-	July 2023	4,040	43,904
Total							4,269	55,907

(
1
) See Notes
18
and
19
 for more information about a loan of
US$42,247
thousand as of
December 31, 2019.

Total lease liabilities and other loans, non-current and current are summarized below.

[US$ thousands]	As of December 31,
Non-current lease liabilities and other loans	2018	2019
Lease liabilities	33	7,378
Interest-bearing loans	2,238	736
Other loans	-	1,067
Total	2,271	9,181

[US$ thousands]	As of December 31,
Current lease liabilities and other loans	2018	2019
Lease liabilities	196	4,625
Interest-bearing loans	1,802	43,169
Other loans	492	0
Total	2,490	47,793

See Note
12
 for additional details regarding the Group’s leases and Note
17
 for a maturity analysis of the financial liabilities.